Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets (Abstract)
Limited Partners - Common Units Issued	88,440,710	69,372,077
Limited Partners - Common Units Outstanding	88,440,710	69,372,077
Limited Partners - Preferred Units Issued	18,922,221	15,555,554
Limited Partners - Preferred Units Outstanding	18,922,221	15,555,554